Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Firsthand Funds
Entity Central Index Key	0000917124
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000032051
Shareholder Report [Line Items]
Fund Name	Firsthand Technology Opportunities Fund
Class Name	Firsthand Technology Opportunities Fund
Trading Symbol	TEFQX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$104	1.85%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.85%
AssetsNet	$ 49,896,543
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 299,354
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$49,896,543 # of Portfolio Holdings33 Portfolio Turnover Rate23% Investment Advisory Fees Paid$299,354
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	0.5
Other Industries	1.1
Electronics	1.8
Electric	2.2
Financial	2.5
Defense & Aerospace	3.6
Telecommunications	3.7
Semiconductors	4.0
Computers	5.2
Commercial Services	5.8
Software	32.1
Internet	37.5

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	52.2%
Large Cap ($5-$25B)	38.1%
Small Cap (less than $1B)	7.5%
Mid Cap ($1-$5B)	0.9%
Micro Cap (less than $250M)	0.8%
Net Cash	0.5%

Country Weightings

Value	Value
Israel	3.1
Netherlands	3.9
United States	93.0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Palantir Technologies, Inc.,	15.0%
Netflix, Inc.	13.4%
Roku, Inc.	13.2%
Domo, Inc.,	6.4%
Docusign, Inc.	4.7%
Uber Technologies, Inc.	4.7%
Palo Alto Networks, Inc.	4.1%
ASM International N.V.	3.9%
Arista Networks, Inc.	3.7%
Rocket Lab Corp.	3.6%

C000052080
Shareholder Report [Line Items]
Fund Name	Firsthand Alternative Energy Fund
Class Name	Firsthand Alternative Energy Fund
Trading Symbol	ALTEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.
Additional Information Phone Number	1-888-884-2675
Additional Information Website	www.firsthandfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$98	1.98%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.98%
AssetsNet	$ 6,858,582
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 57,798
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$6,858,582 # of Portfolio Holdings34 Portfolio Turnover Rate12% Investment Advisory Fees Paid$57,798
Holdings [Text Block]

Industry Weightings

Value	Value
Net Cash	3.0
Other Industries	0.6
Consumer, Non-cyclical	1.7
Building Materials	4.1
Telecommunications	5.0
Industrials	8.9
Auto Manufacturers	9.3
Electric	10.7
Commercial Services	11.6
Energy	13.5
Semiconductors	15.2
Electronics	16.4

Market Capital Weightings

(% of Net Assets)

Value	Value
Giant Cap (More than $25B)	39.9%
Large Cap ($5-$25B)	37.8%
Mid Cap ($1-$5B)	12.3%
Small Cap (less than $1B)	3.6%
Micro Cap (less than $250M)	3.4%
Net Cash	3.0%

Country Weightings

Value	Value
Spain	0.1
Japan	1.5
Ireland	2.6
Denmark	3.3
Netherlands	4.0
Switzerland	6.5
United States	82.0

Largest Holdings [Text Block]

Top 10 Holdings (% of Net Assets)

Quanta Services, Inc.	11.6%
Tesla, Inc.	9.3%
Oklo, Inc.	8.2%
ON Semiconductor Corp.	6.1%
ABB, Ltd. - SP	6.1%
Bloom Energy Corp.,	5.2%
Corning, Inc.	5.0%
First Solar, Inc.	4.8%
Enovix Corp.	4.5%
Axcelis Technologies, Inc.	4.1%